UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Select Dividend Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 58.40%		$87,772,596

(Cost $77,658,422)

Diversified Financial Services 0.72%		1,065,724

Bank of America Corp.	21,200	1,065,724

Electric Utilities 6.77%		10,180,781

Integrys Energy Group, Inc.	98,643	5,053,481
Pinnacle West Capital Corp.	30,000	1,185,300
Progress Energy, Inc.	84,000	3,935,400
Progress Energy, Inc. (Contingent Value
Obligation) (B) (I)	20,000	6,600

Gas Utilities 1.75%		2,628,382

National Fuel Gas Co.	56,150	2,628,382

Integrated Oil & Gas 2.59%		3,890,301

BP plc (ADR) (United Kingdom) (F)	21,044	1,459,401
Total SA (ADR) (France) (F)	30,000	2,430,900

Integrated Telecommunication Services 3.73%		5,601,569

AT&T, Inc.	97,700	4,133,687
Verizon Communications, Inc.	33,150	1,467,882

Multi-Utilities 42.41%		63,752,101

Alliant Energy Corp.	148,000	5,671,360
Ameren Corp.	85,400	4,483,500
CH Energy Group, Inc.	151,250	7,229,750
Consolidated Edison, Inc.	45,000	2,083,500
Dominion Resources, Inc.	51,000	4,299,300
Duke Energy Corp.	53,410	998,233
DTE Energy Co.	155,900	7,551,796
Energy East Corp.	240,750	6,512,288
NiSource, Inc.	117,700	2,252,778
NSTAR Electric Co.	188,000	6,544,280
OGE Energy Corp.	126,092	4,173,645
SCANA Corp.	21,700	840,658
TECO Energy, Inc.	176,750	2,904,003
Vectren Corp.	45,000	1,228,050
Xcel Energy, Inc.	324,000	6,978,960

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Oil & Gas Storage & Transportation 0.43%			653,738

Spectra Energy Corp.		26,705	653,738

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 86.42%			$129,942,201

(Cost $130,567,942)

Agricultural Products 2.31%			3,476,252

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	40,000	3,476,252

Consumer Finance 2.88%			4,324,000

SLM Corp., 6.97%, Ser A	BBB-	92,000	4,324,000

Diversified Financial Services 4.50%			6,765,409

Bank of America Corp., 6.204%, Depositary Shares,
Ser D	A+	220,000	5,412,000
Citigroup Capital VII, 7.125%	A+	30,000	750,600
DB Capital Trust II, 6.55%	A+	25,275	602,809

Electric Utilities 23.21%			34,900,324

Alabama Power Co., 5.20%	BBB+	240,000	5,328,000
Duquesne Light Co., 6.50%	BB	107,000	5,433,599
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,556,250
Entergy Mississippi, Inc., 6.25%	BB+	104,000	2,593,500
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	639,845
Interstate Power & Light Co., 8.375%, Ser B	Baa2	46,000	1,403,000
PPL Electric Utilities Corp., 6.25%, Depositary
Shares	BBB	200,000	5,081,260
PPL Energy Supply, LLC, 7.00%	BBB	55,000	1,355,750
Southern California Edison Co., 6.00%, Ser C	BBB-	18,000	1,821,375
Southern California Edison Co., 6.125%	BBB-	35,000	3,618,125
Virginia Electric & Power Co., $6.98	BB+	10,500	1,072,313
Virginia Electric & Power Co., $7.05	BB+	10,000	1,014,688
Westar Energy, Inc., 6.10%	AAA	90,000	2,205,900
Wisconsin Public Service Corp., 6.76%	BBB+	7,500	776,719

Gas Utilities 3.80%			5,718,601

Southern Union Co., 7.55%, Ser A	BB	226,300	5,718,601

Investment Banking & Brokerage 10.45%			15,710,190

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	140,200	5,853,350
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB+	23,000	1,098,250
Goldman Sachs Group, Inc., 6.20%, Ser B	A	20,000	483,200

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D		A-	125,600	5,733,640
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C		A-	13,000	623,350
Merrill Lynch & Co., Inc., 6.375%, Depositary
Shares, Ser 3		A	80,000	1,918,400

Life & Health Insurance 3.53%				5,308,350

MetLife, Inc., 6.50%, Ser B		BBB	215,000	5,308,350

Movies & Entertainment 0.47%				703,280

Viacom, Inc., 6.85%		BBB	29,500	703,280

Multi-Utilities 18.78%				28,240,664

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	40,000	4,100,000
BGE Capital Trust II, 6.20%		BBB-	200,000	4,592,000
NSTAR Electric Co., 4.25%		A-	64,157	4,940,089
PNM Resources, Inc., 6.75%, Conv		BBB-	66,055	2,936,145
PSEG Funding Trust II, 8.75%		BB+	36,300	915,123
Public Service Electric & Gas Co., 6.92%		BB+	30,627	3,162,238
SEMPRA Energy, $4.36		BBB+	19,250	1,520,750
SEMPRA Energy, $4.75, Ser 53		BBB+	6,305	548,535
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,525,784

Oil & Gas Exploration & Production 9.80%				14,737,481

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B		BB	20,000	1,933,126
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	48,174	4,894,180
Devon Energy Corp., 6.49%, Ser A		BB+	53,500	5,405,175
Nexen, Inc., 7.35% (Canada)		BB+	100,200	2,505,000

Regional Banks 3.72%				5,589,000

HSBC USA, Inc., $2.8575 (G)		AA-	108,000	5,589,000

Specialized Finance 0.53%				803,250

CIT Group, Inc., 6.35%, Ser A		BBB+	35,000	803,250

Thrifts & Mortgage Finance 1.60%				2,398,497

Sovereign Bancorp, Inc., 7.30%, Depositary
Shares, Ser C		BB+	90,000	2,398,497

Wireless Telecommunication Service 0.84%				1,266,903

Telephone & Data Systems, Inc., 6.625%		BB+	60,300	1,266,903

	Interest		Par value
Issuer, description, maturity date	rate		(000)	Value
Short-term investments 1.47%				$2,213,000

(Cost $2,212,422)

Consumer Finance 1.47%				2,213,000

Chevron Texaco Corp., Due 10-1-07	4.70% (Y)		$2,213	2,213,000

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $210,438,786) 146.29%	$219,927,797

Other assets and liabilities, net 0.55%	$833,697

Fund preferred shares, at liquidation value (46.84%)	($70,421,167)

Total net assets applicable to common shareholders 100.00%	$150,340,327

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock
Patriot Select Dividend Trust
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $6,600 or 0.004% of the net assets applicable to common shareholders as of September 30, 2007.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is US dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,476,252 or 2.31% of the net assets applicable to common shareholders as of September 30, 2007.

(Y) Represents current yield on September 30, 2007.

The cost of investments owned on September 30, 2007, including short-term investments, was $210,438,786. Gross unrealized appreciation and depreciation of investments aggregated $15,088,245 and $5,599,234 respectively, resulting in net unrealized appreciation of $9,489,011.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments - Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: DIV

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q1 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007